Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consisted of the following:

(Dollars in thousands)	Useful lives	June 30, 2018	December 31, 2017
Machinery and equipment	5-10	$10,594	$10,552
Computers and software	3	1,879	1,382
Leasehold improvements	6-10	408	425
Office equipment	5	89	89
Furniture and fixtures	5	187	187
Construction in process		723	135
Total		13,880	12,770
Accumulated depreciation		(7,961)	(7,301)
Property and equipment, net		$5,919	$5,469

Property and equipment consisted of the following:

		December 31,
(Dollars in thousands)	Useful lives	2017	2016
Machinery and equipment	5-10	$10,552	$15,150
Computers and software	3	1,382	1,343
Leasehold improvements	6-10	425	212
Office equipment	5	89	89
Furniture and fixtures	5	187	206
Construction in process		135	114
Total		12,770	17,114
Accumulated depreciation		(7,301)	(6,895)
Property and equipment, net		$5,469	$10,219